Investments in Affiliated Companies - Additional Information (Detail) ₨ in Billions			12 Months Ended
		Jul. 07, 2014 JPY (¥) shares	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	May. 29, 2015	Jul. 07, 2014 INR (₨)	Oct. 31, 2012	Nov. 30, 2011 JPY (¥)	May. 31, 2011 JPY (¥)	Mar. 25, 2009 JPY (¥)	Mar. 31, 2008	Feb. 28, 2008 JPY (¥)
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates, total			¥ 187,209,000,000	¥ 172,199,000,000
Investments in and advances to affiliates, related market value			368,000,000,000	¥ 310,500,000,000
Discount rate used for weighted average cost of capital				12.60%
Equity method investment, other than temporary, and an impairment loss after tax			0	¥ 51,279,000,000	¥ 25,913,000,000
Share of undistributed earnings of affiliated companies included in consolidated retained earnings			90,631,000,000	100,976,000,000	76,040,000,000
Equity method investment, difference between carrying values and underlying equity			273,416,000,000	260,664,000,000
Subsequent Event
Investments in and Advances to Affiliates [Line Items]
Exchange rate for one rupee						1.95
After additional issue of voting preferred stocks
Investments in and Advances to Affiliates [Line Items]
Percentage of NTT's voting rights								12.00%
Before additional issue of voting preferred stocks
Investments in and Advances to Affiliates [Line Items]
Percentage of NTT's voting rights								20.00%
Philippine Long Distance Telephone Company
Investments in and Advances to Affiliates [Line Items]
Equity method investment, acquired ownership percentage													7.00%
Equity method investment, aggregate cost									¥ 19,519,000,000				¥ 98,943,000,000
Equity method investment, ownership percentage									20.00%			21.00%	13.00%
Percentage of foreign ownership interests limit								40.00%
Investments in and advances to affiliates, total			168,968,000,000	154,613,000,000
Investments in and advances to affiliates, related market value			¥ 340,268,000,000	277,025,000,000
Tata Teleservices Limited
Investments in and Advances to Affiliates [Line Items]
Equity method investment, acquired ownership percentage											26.00%
Equity method investment, aggregate cost							₨ 72.5			¥ 14,424,000,000	¥ 252,321,000,000
Equity method investment, ownership percentage			26.50%							26.50%
Equity method investment, other than temporary impairment charges				¥ 51,244,000,000	¥ 6,813,000,000
Number of shares held by NTT Docomo | shares		1,248,974,378
Percentage of interest of NTT Docomo in TTSL		26.50%					26.50%
Shares as a percentage of acquisition price		50.00%					50.00%
Equity method investment of subsidiary, under agreement, right to require shares be acquired, amount	[1]	¥ 141,400,000,000
Right exercisable date			May 30, 2014
Right execised date			Jul. 07, 2014

[1]	1 rupee = ¥1.95 as of May 29, 2015